[LOGO OF EATON VANCE                                      [PHOTOGRAPH OF EARTH
   APPEARS HERE]                                              APPEARS HERE]


Semiannual Report April 30, 1997

[PHOTOGRAPH OF FINANCIAL DOCUMENTS
          APPEARS HERE]


                                      EV
                                   MARATHON
                                   STRATEGIC
                                    INCOME
                                     FUND


                                  Eaton Vance
                     Global Management-Global Distribution

[PHOTOGRAPH OF SKYSCRAPERS
      APPEARS HERE]


                                                                        Marathon

EV Marathon Strategic Income Fund as of April 30, 1997

INVESTMENT UPDATE

[PHOTOGRAPH OF MARK VENEZIA,
PORTFOLIO MANAGER APPEARS HERE]

Investment Environment
-------------------------------------------------------------------------------
  The Global Bond Markets

 . U.S. interest rates remained generally higher than foreign benchmark interest rates during the period. For example, following the March rate hike by the Federal Reserve, U.S. 10-year bond yields stood at 6.7%, while German bonds yielded 5.8% and Japan's bond yields were 2.5%.

 . Structural reform and the opening of economies continued during the period, with countries as diverse as Korea, India and Romania taking steps to make their markets more accessible to offshore investors. As these new markets become more developed and other emerging markets continue to seek financing, the universe of rewarding fixed-income investments will continue to expand accordingly.


The Fund
-------------------------------------------------------------------------------
  Performance for the Past Six Months

 . The Fund had a total return of 6.3% during the six months ended April 30, 1997./1/ That return was the result of a rise in net asset value per share from $9.31 on October 31, 1996 to $9.50 on April 30, 1997, and the reinvestment of $0.391 in income dividends.

 . The Fund's risk-adjusted performance earned it a Five-Star Rating/2/ among 1193 taxable bond funds covered by Morningstar, Inc. - a nationally recognized monitor of mutual fund performance - for the three-year period ended April 30. In addition, the Fund's one-year performance outpaced the 10.8% average return of 62 Multi-Sector Income Funds,/3/ according to Lipper Analytical Services, Inc., a mutual fund ranking service.

  Recent Portfolio Strategy

 . With foreign interest rates significantly lower than U.S. rates, the Portfolio continued its shift to the U.S. At April 30, the U.S. represented 65.3% of the Fund's credit exposure, up from 42.2% on October 31, 1996.

 . The Portfolio maintained selected Latin American positions, including Brazil,
  Ecuador, Argentina and Colombia dollar-denominated debt. This region fared well during the period. Brazil and Argentina were upgraded in March by Standard & Poor's, a major bond ratings agency.

 . The Portfolio reduced its foreign exchange exposure substantially. In Eastern
  Europe and Asia, we avoided current account deficit-plagued countries such as the Czech Republic and Thailand. In Western Europe, we took profits in Ireland and Norway.

  U.S. investments

 . U.S. Mortgage-backed securities (MBS) were the Portfolio's largest investments at April 30. With global yield spreads historically narrow, MBS represented a relatively attractive investment in high-quality, U.S. government-backed securities.

 . Among its high-yield corporate bonds, the Portfolio owned media-related issues such as cable operator Diamond Cable Communications Co. and broadcaster United International Holdings, Inc. Cable companies continued to enjoy good subscriber growth, while the broadcast media sector was swept by a wave of mergers and acquisitions.

-------------------------------------------------------------------------------
/1/This return does not include contingent deferred sales charge (CDSC) incurred by certain redeeming shareholders.
/2/Morningstar ratings reflect historical risk-adjusted performance through 4/30/97 and are subject to change. Past performance is no guarantee of future results. Funds are assigned ratings from 1 star (lowest) to 5 stars (highest). Ratings are calculated from the funds' 1-,3-,5-, and 10-year returns (with fee adjustment) in excess of 90-day Treasury bill returns. The top 10% of the funds in a category receive 5 stars, the next 22.5%, 4 stars, and the following 35%, 3 stars. For the 3-year period, the Fund was rated 5 stars (1193 funds); for the 5-year period, 3 stars (641 funds). The Fund's overall rating was 4 stars.
/3/It is not possible to invest directly in the Lipper average of Multi-Sector
   Income Funds.
/4/Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns reflect applicable CDSC on the following schedule: 3% - 1st year; 2.5% - 2nd year;
   2% - 3rd year; 1% - 4th year.
/5/Because the Fund is actively managed, credit and currency exposures are subject to change.

   Past performance is no guarantee of future results. The value of an investment in the Fund may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

   ----------------------------------------------------------------------------
   Fund shares are not guaranteed by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
   ----------------------------------------------------------------------------

-------------------------------------------------------------------------------
Fund Information
as of April 30, 1997

Average Annual Total Returns/4/
-----------------------------------------
At net asset value
-----------------------------------------
One year                           15.9%
Five years                          7.1
Life of Fund (11/26/90)             7.2

Including applicable CDSC
-----------------------------------------
One year                           12.9%
Five years                          7.1
Life of Fund (11/26/90)             7.2

Five Largest Credit Exposures/5/
-----------------------------------------
By total net assets
United States                      65.3%
Poland                              6.7%
Brazil                              6.5%
Ireland                             4.8%
New Zealand                         3.7%

Five Largest Currency Exposures/5/
-----------------------------------------
By total net assets
United States                      70.3%
Germany                             8.2%
Indonesia                           7.2%
Poland                              6.7%
Norway                              3.5%

EV Marathon Strategic Income Fund as of April 30, 1997

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 1997
Assets
--------------------------------------------------------------------------------
Investment in Strategic Income Portfolio, at value
     (Note 1A)(identified cost, $123,971,468)               $129,827,080
Receivable for Fund shares sold                                  239,177
--------------------------------------------------------------------------------
Total Assets                                                $130,066,257
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Dividends payable                                           $    578,018
Payable for Fund shares redeemed                                 380,733
Payable to affiliate -
     Trustees' fees                                                  280
Accrued expense                                                  100,368
--------------------------------------------------------------------------------
Total liabilities                                           $  1,059,399
--------------------------------------------------------------------------------
Net Assets for 13,582,486 shares of
     beneficial interest outstanding                        $129,006,858
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Paid-in capital                                             $131,966,032
Accumulated net realized loss on investments
    (computed on the basis of identified cost)                (7,481,368)
Accumulated distributions in excess of net
    investment income                                         (1,333,418)
Unrealized appreciation of investments from
    Portfolio (computed on the basis of identified
    cost)                                                      5,855,612
--------------------------------------------------------------------------------
Total                                                       $129,006,858
--------------------------------------------------------------------------------


Net Asset Value, Offering and Redemption
Price Per Share (Note 6)
--------------------------------------------------------------------------------
( $129,006,858 / 13,582,486 shares of
     beneficial interest outstanding)                       $       9.50
--------------------------------------------------------------------------------

Statement of Operations

For the Six Months Ended
April 30, 1997
Investment Income
--------------------------------------------------------------------------------
Interest income allocated from Portfolio                    $  5,958,992
Expenses allocated from Portfolio                               (576,323)
--------------------------------------------------------------------------------
Net investment income from Portfolio                        $  5,382,669
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Distribution fees (Note 5)                                  $    649,552
Compensation of Trustees not members of the
    Administrator's organization (Note 4)                          1,632
Transfer and dividend disbursing agent fees                       82,696
Printing and postage                                              45,708
Legal and accounting services                                      6,993
Registration fees                                                  6,841
Custodian fee                                                      6,518
Miscellaneous                                                     16,709
--------------------------------------------------------------------------------
Total expenses                                              $    816,649
--------------------------------------------------------------------------------

Net investment income                                       $  4,566,020
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) from Portfolio
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)         $    654,628
    Financial futures contracts                                  266,707
    Foreign currency transactions                              4,546,487
--------------------------------------------------------------------------------
Net realized gain on investments                            $  5,467,822
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investment transactions                                 $ (2,438,267)
    Financial futures contracts                                 (171,346)
    Foreign currency transactions                                620,681
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
    of investments                                          $ (1,988,932)
--------------------------------------------------------------------------------

Net realized and unrealized gain on investments             $  3,478,890
--------------------------------------------------------------------------------

Net increase in net assets from operations                  $  8,044,910
--------------------------------------------------------------------------------

                       See Notes to financial statements

EV Marathon Strategic Income Fund  as of April 30, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                                          Six Months Ended
Increase (Decrease)                       April 30, 1997     Year Ended
in Net Assets                             (Unaudited)        October 31, 1996
------------------------------------------------------------------------------
From operations --
    Net investment income                 $  4,566,020      $  10,110,231
    Net realized gain on                     5,467,822          9,539,060
        investments
    Net change in unrealized
        appreciation
        (depreciation)
        of investments                      (1,988,932)         3,747,829
------------------------------------------------------------------------------
Net increase in net assets
    from operations                       $  8,044,910      $  23,397,120
------------------------------------------------------------------------------
Distributions to shareholders (Note 2)-
    From net investment income            $ (4,566,020)     $ (10,110,231)
    In excess of net
        investment income                     (811,148)          (748,802)
------------------------------------------------------------------------------
Total distributions to shareholders       $ (5,377,168)     $ (10,859,033)
------------------------------------------------------------------------------
Transactions in shares of beneficial
    interest (Note 3)  --
    Proceeds from sale of shares          $  8,676,444      $   7,147,913
    Net asset value of shares
        issued to shareholders
        in payment of
        distributions declared               2,567,739          5,396,728
    Cost of shares redeemed                (14,576,256)       (46,178,157)
------------------------------------------------------------------------------
Net decrease in net assets
    from Fund share transactions          $ (3,332,073)     $ (33,633,516)
------------------------------------------------------------------------------

Net decrease in net assets                $   (664,331)     $ (21,095,429)
------------------------------------------------------------------------------


Net Assets
------------------------------------------------------------------------------
At beginning of period                    $129,671,189      $ 150,766,618
------------------------------------------------------------------------------
At end of period                          $129,006,858      $ 129,671,189
------------------------------------------------------------------------------


Accumulated
distributions in excess of
net investment income
included in net assets
------------------------------------------------------------------------------
At end of period                          $  1,333,418      $     522,270
------------------------------------------------------------------------------

                        See notes to financial statements

EV Marathon Strategic Income Fund as of April 30, 1997

FINANCIAL STATEMENTS CONT'D

Financial Highlights


                                                         Six Months Ended                    Year Ended October 31,
                                                         April 30, 1997   -------------------------------------------------------
                                                         (Unaudited)        1996        1995       1994++      1993       1992
---------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                        $  9.310   $  8.500    $  8.290    $  9.410   $  9.120   $  9.920
---------------------------------------------------------------------------------------------------------------------------------


Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                         $  0.330   $  0.655    $  0.726    $  0.645   $  0.239   $  0.816
Net realized and unrealized gain (loss) on investments           0.251      0.858       0.167      (1.135)     0.683     (0.943)
---------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                           $  0.581   $  1.513    $  0.893    $ (0.490)  $  0.922   $ (0.127)
---------------------------------------------------------------------------------------------------------------------------------


Less distributions
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                    $ (0.330)  $ (0.655)   $ (0.361)   $ (0.343)  $ (0.632)  $ (0.673)
In excess of net investment income                              (0.061)    (0.048)         --          --         --         --
From tax return of capital                                          --         --      (0.322)     (0.290)        --         --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                           $ (0.391)  $ (0.703)   $ (0.683)   $ (0.633)  $ (0.632)  $ (0.673)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period                              $  9.500   $  9.310     $ 8.500     $ 8.290    $ 9.410   $  9.120
---------------------------------------------------------------------------------------------------------------------------------

Total Return /(1)/                                                6.29%     18.48%      11.34%      (5.33)%    10.51%     (1.45)%
---------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                       $129,007   $129,671    $150,767    $233,139   $381,227   $533,253
Ratio of net expenses to average net assets /(2)/                 2.14%+     2.17%       2.18%       2.00%      1.99%      1.95%
Ratio of net investment income to average net assets              7.03%+     7.38%       7.85%       7.24%      7.53%      8.20%

Portfolio Turnover /(3)/                                            --         --          --          55%        55%        56%
---------------------------------------------------------------------------------------------------------------------------------


+     Annualized.
++    Per share amounts have been calculated using average shares outstanding.
/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.
/(2)/ Includes the Fund's share of the Portfolio's allocated expenses.
/(3)/ Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.



                       See notes to financial statements.

EV Marathon Strategic Income Fund as of April 30, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1 Significant Accounting Policies
  -----------------------------------------------------------------------------
  EV Marathon Strategic Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in interests in the Strategic Income Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.5% at April 30, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

  C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for Federal income or excise tax is necessary. At October 31, 1996, the Fund, for Federal income tax purposes, had a capital loss carryover of $12,344,850, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryovers will expire on, October 31, 2001 ($1,847,613), October 31, 2002 ($5,884,118), and October 31, 2003
  ($4,613,119).

  D Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

  E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives fees reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintain with IBT. All significant credit balances used to reduce the Fund's custodian fees are reflected as a reduction of expenses on the Statement of Operations.

  F Interim Financial Information -- The interim financial statements relating to April 30, 1997 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.


2 Distributions to Shareholders
  -----------------------------------------------------------------------------
  The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over-distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

EV Marathon Strategic Income Fund as of April 30,1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

3 Capital Stock
  ------------------------------------------------------------------------------
  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares (without par value). Transactions in capital stock were as follows:

                                           Six Months Ended
                                           April 30, 1997      Year Ended
                                           (Unaudited)         October 31, 1996
  ------------------------------------------------------------------------------
  Sales                                             909,483             801,649

  Issued to shareholders electing to
    receive payments of distributions
    in capital stock                                269,105             608,806

  Redemptions                                    (1,528,355)         (5,223,821)
  ------------------------------------------------------------------------------

  Net increase (decrease)                          (349,767)         (3,813,366)
  ------------------------------------------------------------------------------

4 Investment Adviser Fee and Other Transactions with Affiliates
  ------------------------------------------------------------------------------
  Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  Certain of the officers and Trustees of the Fund and Portfolio are officers and directors/trustees of the above organizations (Note 5). Except as to Trustees of the Fund and the Portfolio who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee.

5 Distribution Plan
  ------------------------------------------------------------------------------
  The Fund has adopted a distribution plan (the Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan, which is approved annually, requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 1/365 of 0.75% of the Fund's daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 4.50% of the aggregate amount received by the Fund for shares sold plus (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. For the six months ended April 30, 1997, the Fund paid or accrued $487,164, payable to EVD representing 0.75% (annualized) of average daily net assets. At April 30, 1997, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $18,673,000.

  In addition, the Plan authorizes the Fund to make payments of service fees to the Principal Underwriter, Authorized Firms, and other persons in amounts not to exceed 0.25% of the Fund's average daily net assets for each fiscal year. The Trustees of the Trust have implemented the Plan by authorizing the Fund to make quarterly payments of service fees to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.25% of the Fund's average daily net assets for each fiscal year based on the value of Fund shares sold by such persons and remaining outstanding for at least twelve months. The Fund paid or accrued service fees to or payable to EVD for the period ended April 30, 1997 in the amount of $162,388. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

  Certain of the officers and Trustees of the Fund are officers or directors of EVD.

EV Marathon Strategic Income Fund as of April 30, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited)

6 Contingent Deferred Sales Charge
  ------------------------------------------------------------------------------
  A contingent deferred sales charge (CDSC) is imposed on any redemption of Fund shares made within four years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC is imposed at declining rates that begin at 3% in the first year of redemption after purchase, declining one-half of one percentage point in the second and third years and one percentage point in the fourth and fifth years. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $3,900 of CDSC paid by shareholders for the six months ended April 30, 1997.


7 Investment Transactions
  ------------------------------------------------------------------------------
  Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 1997, aggregated $9,200,853 and $18,960,950, respectively.


8 Special Meeting of Stockholders
  ------------------------------------------------------------------------------
  The Fund held a special meeting of stockholders on February 26, 1997. On December 31, 1996, the record date for the meeting, the Fund had 13,836,031.713 shares outstanding, of which 8,213,066.900 shares were represented at the meeting. The votes at the meeting were as follows:

  Item 1: To consider and act upon a proposal to modify the investment objective of the Fund.

                                                           Number of Shares
  -----------------------------------------------------------------------------
  Affirmative                                                 6,541,814.329

  Against                                                       357,292.040

  Abstain                                                       441,148.513
  ------------------------------------------------------------------------------

  Item 2: To consider and act upon a proposal to adopt a revised investment structure wherein the Fund would have the ability to invest in one or more investment companies with consistent, but somewhat different, investment policies than the Fund.

                                                           Number of Shares
  -----------------------------------------------------------------------------
  Affirmative                                                 6,420,488.052

  Against                                                       454,879.957

  Abstain                                                       464,886.891
  ------------------------------------------------------------------------------

  Item 3: To ratify the selection of Coopers & Lybrand L.L.P. as the independent accountants of the Fund.

                                                           Number of Shares
  -----------------------------------------------------------------------------
  Affirmative                                                 7,740,128.327

  Against                                                        85,481.971

  Abstain                                                       387,456.602
  ------------------------------------------------------------------------------

Strategic Income Portfolio as of April 30, 1997

PORTFOLIO OF INVESTMENTS

Bonds & Notes -- 88.7%


                                              Principal      U.S. $ Value
----------------------------------------------------------------------------
Argentina -- 2.4%                           U.S. Dollar
----------------------------------------------------------------------------
Argentina Discount Bond (Brady), 6.375%
      3/31/23                                 3,750,000     $   3,103,125
----------------------------------------------------------------------------
Total Argentina (identified cost, $2,546,798)               $   3,103,125
----------------------------------------------------------------------------

Australia -- 0.6%                     Australian Dollar
----------------------------------------------------------------------------
State Electricity - Victoria, 9.25%, 9/18/03  1,000,000     $     822,191
----------------------------------------------------------------------------
Total Australia (identified cost, $733,564)                 $     822,191
----------------------------------------------------------------------------

Brazil -- 6.6%                              U.S. Dollar
----------------------------------------------------------------------------
Brazil Discount Bond (Brady), 6.875%,
    4/15/24                                  10,500,000     $   8,459,062
----------------------------------------------------------------------------
Total Brazil (identified cost, $6,472,627)                  $   8,459,062
----------------------------------------------------------------------------

Colombia -- 1.8%                            U.S. Dollar
----------------------------------------------------------------------------
FEN, 9.375%, 6/15/06                          2,200,000     $   2,303,125
----------------------------------------------------------------------------
Total Colombia (identified cost, $2,233,000)                $   2,303,125
----------------------------------------------------------------------------

Ecuador -- 2.2%                             U.S. Dollar
----------------------------------------------------------------------------
Ecuador Discount Bond (Brady), 6.438%,
    2/28/25                                   4,100,000     $   2,749,563
----------------------------------------------------------------------------
Total Ecuador (identified cost, $2,483,844)                 $   2,749,563
----------------------------------------------------------------------------

Ireland -- 4.7%                              Irish Punt
----------------------------------------------------------------------------
Irish Government, 9.25%, 7/11/03              3,500,000     $   6,056,989
----------------------------------------------------------------------------
Total Ireland (identified cost, $6,052,161)                 $   6,056,989
----------------------------------------------------------------------------

Morocco -- 1.4%                           Deutsche Mark
----------------------------------------------------------------------------
Snap Limited, 11.50%, 1/29/09                 3,000,000     $   1,827,053
----------------------------------------------------------------------------
Total Morocco (identified cost, $1,853,583)                 $   1,827,053
----------------------------------------------------------------------------

New Zealand -- 3.7%                  New Zealand Dollar
----------------------------------------------------------------------------
New Zealand Government, 8.00%, 4/15/04        6,850,000     $   4,768,445
----------------------------------------------------------------------------
Total New Zealand (identified cost, $4,740,584)             $   4,768,445
----------------------------------------------------------------------------

Norway -- 3.5%                          Norwegian Krone
----------------------------------------------------------------------------
Norway Government, 6.75%, 1/15/07            20,000,000     $   2,928,173
Norway Government, 7.00%, 5/31/01            10,000,000         1,512,211
----------------------------------------------------------------------------
Total Norway (identified cost, $4,587,443)                  $   4,440,384
----------------------------------------------------------------------------

Poland -- 6.9%                             Polish Zloty
----------------------------------------------------------------------------
Polish T-bill, 0.00%, 5/07/97                12,940,000     $   4,074,985
Polish T-bill, 0.00%, 6/18/97                 4,040,000         1,241,828
Polish T-bill, 0.00%, 7/30/97                11,510,000         3,453,728
----------------------------------------------------------------------------
Total Poland (identified cost, $9,041,328)                  $   8,770,541
----------------------------------------------------------------------------

The Philippines -- 0.9%                     U.S. Dollar
----------------------------------------------------------------------------
JG Summit Cayman, 3.50%, 12/23/03             1,500,000     $   1,095,000
----------------------------------------------------------------------------
Total The Philippines (identified cost, $1,178,795)         $   1,095,000
----------------------------------------------------------------------------

United Kingdom -- 1.7%                      U.S. Dollar
----------------------------------------------------------------------------
Diamond Cable Communications Co., 144A,
    Sr. Disc. Notes, 10.75%, (0% until
    2002), 2/15/07                            2,000,000     $   1,190,000
Newsquest Capital Corp., Sr. Sub.
    Notes, 11.00%, 5/01/06                    1,000,000         1,045,000
----------------------------------------------------------------------------
Total United Kingdom (identified cost, $2,224,199)          $   2,235,000
----------------------------------------------------------------------------

United States -- 52.3%                      U.S. Dollar
----------------------------------------------------------------------------
Corporate Bonds & Notes -- 5.0%
Agricultural Minerals & Chemicals Inc.,
    Sr. Notes, 10.75%, 9/30/03                1,000,000     $   1,065,000
Applied Extrusion Inc., Sr. Notes,
    11.50%, 4/01/02                           1,000,000         1,045,000
Dayton Hudson Mountain, 9.52%, 6/10/15          350,000           392,060
Overhead Door Corp., Sr. Notes, 12.25%,
    2/01/00                                     500,000           527,500
TRW Inc., Medium Term Notes, 9.35%,
    6/04/20                                   1,900,000         2,240,100
United International-Series B, 0.00%,
    11/15/99                                  1,500,000         1,087,500
----------------------------------------------------------------------------
Total Corporate Bonds & Notes (identified cost,
    $6,070,158)                                             $   6,357,160
----------------------------------------------------------------------------
Mortgage Pass-Throughs -- 47.3%
Federal Home Loan Mortgage Corp.:
    4.75%, with various maturities to 2003       33,735     $      32,853
    5.50%, with maturity at 2019                 10,816            10,814
    8.00%, with various maturities to 2021    4,184,693         4,282,177
    8.50%, with various maturities to 2024    4,981,955         5,205,024
    9.00%, with maturity at 2019                898,561           952,688
    12.50%, with maturity at 2011               112,119           127,982
    12.75%, with maturity at 2013               198,341           229,861
    13.25%, with maturity at 2013               145,862           170,532
    13.50%, with maturity at 2019               495,156           585,264
----------------------------------------------------------------------------
                                                             $ 11,597,195
----------------------------------------------------------------------------
Federal National Mortgage Association:
    4.75%, with maturity at 1999                 34,601      $     34,216
    5.00%, with maturity at 2003                127,554           123,767
    5.50%, with various maturities to 2012       88,780            88,099
    7.50%, with various maturities to 2018    2,482,565         2,511,417
    8.00%, with various maturities to 2013    3,778,952         3,870,819
    8.50%, with various maturities to 2026    3,416,488         3,585,293
    9.00%, with various maturities to 2017    7,665,871         8,099,357
    12.00%, with maturity at 2015             1,707,245         1,955,097
    12.50%, with various maturities to 2019   5,500,218         6,412,614
    12.75%, with maturity at 2014               177,994           208,993
    13.00%, with various maturities to 2015   3,984,084         4,678,235
    13.25%, with maturity at 2014               234,128           279,444

                       See notes to financial statements

Strategic Income Portfolio as of April 30, 1997

PORTFOLIO OF INVESTMENTS CONT'D


                                              Principal      U.S. $ Value
-------------------------------------------------------------------------------
United States (continued)
-------------------------------------------------------------------------------
    13.50%, with various maturities to 2015   2,187,464      $  2,583,690
    14.75%, with various maturities to 2012   2,646,817         3,251,672
-------------------------------------------------------------------------------
                                                             $ 37,682,713
-------------------------------------------------------------------------------
Government National Mortgage Association:
    6.50%, with various maturities to 2007    1,142,604      $  1,137,450
    7.50%, with various maturities to 2017    1,415,903         1,433,589
    8.00%, with maturity at 2017              4,505,632         4,649,506
    9.00%, with maturity at 2016              1,169,909         1,244,500
    13.50%, with various maturities to 2014     439,379           528,807
-------------------------------------------------------------------------------
                                                             $  8,993,852
-------------------------------------------------------------------------------
Total Mortgage Pass-Throughs (identified cost,
    $58,329,874)                                             $ 58,273,760
-------------------------------------------------------------------------------
United States Treasury Bond, 11.75%,
    2/15/01/(1)/ (identified cost,
    $2,603,438)                               2,000,000      $  2,345,620
-------------------------------------------------------------------------------
Total United States (identified cost,
    $67,003,470)                                             $ 66,976,540
-------------------------------------------------------------------------------

Total Bonds & Notes
    (identified cost $111,151,396)                           $113,607,018
-------------------------------------------------------------------------------

Short-Term
Investments -- 11.3%                        U.S. Dollar

Banque National De Paris, Euro
    Time-deposit Cayman Islands,              5,500,000      $  5,500,000
    5.688%, 5/01/97
Postipanki-n.y. Cayman Time Deposit,
    5.450%, 5/01/97                           3,000,000         3,000,000
Skandinaviska Enskilada Banken Time
    Deposit, 5.470%, 5/02/97                  6,000,000         6,000,000
-------------------------------------------------------------------------------

Total Short-Term Investments
    (at amortized cost $14,500,000)                          $ 14,500,000
-------------------------------------------------------------------------------

Total Investments -- 100%
    (identified cost $125,651,396)                           $128,107,018
-------------------------------------------------------------------------------

/(1)/ Security has been segregated to cover margin requirements on open financial futures contracts.

                       See notes to financial statements

Strategic Income Portfolio as of April 30, 1997

FINANCIAL STATEMENTS

Statement of Assets & Liabilities

As of April 30, 1997
Assets
--------------------------------------------------------------------------------
Investments, at value (Note 1A)
  (identified cost $125,651,396)                                   $128,107,018
Cash                                                                     76,339
Foreign currency, at value
  (identified cost, $5,735)                                                 812
Receivable for investments sold                                       2,044,141
Interest receivable                                                   1,343,665
Receivable for variation margin on open financial futures contracts      21,935
Receivable for open forward foreign currency contracts                3,621,210
Deferred organization expenses (Note 1J)                                  8,628
--------------------------------------------------------------------------------
Total assets                                                       $135,223,748
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                                  $  4,748,323
Payable to affiliate for Trustees' fees                                     638
Accrued expenses                                                         39,689
--------------------------------------------------------------------------------
Total liabilities                                                  $  4,788,650
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio          $130,435,098
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals            $124,539,001
Unrealized appreciation of investments, futures, and forward
  currency contracts (computed on basis of identified cost)           5,896,097
--------------------------------------------------------------------------------
Total                                                              $130,435,098
--------------------------------------------------------------------------------

Statement of Operations

For the Six Months Ended
April 30, 1997
Investment Income
--------------------------------------------------------------------------------
Interest income                                                    $  6,028,441
--------------------------------------------------------------------------------
Total income                                                       $  6,028,441
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee (Note 2)                                    $    348,842
Administration fee (Note 2)                                              99,129
Compensation of Trustees not members of the
  Investment Adviser's organization (Note 2)                              4,407
Custodian fee                                                            89,068
Legal and accounting services                                            36,889
Amortization of organization expenses (Note 1J)                           2,335
Miscellaneous                                                             2,317
--------------------------------------------------------------------------------
Total expenses                                                     $    582,987
--------------------------------------------------------------------------------

Net investment income                                              $  5,445,454
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
--------------------------------------------------------------------------------
Net realized gain (loss)(identified cost basis)--
  Investment transactions                                          $    670,688
  Financial futures contracts                                           275,479
  Foreign currency and forward foreign currency
      exchange transactions                                           4,604,783
--------------------------------------------------------------------------------
Net realized gain on investments                                   $  5,550,950
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)--
   Investments (identified cost basis)                             $ (2,471,467)
   Financial futures contracts                                         (147,034)
   Foreign currency and forward foreign
      exchange contracts                                                596,276
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments                                                   $ (2,022,225)
--------------------------------------------------------------------------------

Net realized and unrealized gain on investments                    $  3,528,725
--------------------------------------------------------------------------------

Net increase in net assets from operations                         $  8,974,179
--------------------------------------------------------------------------------

                       See notes to financial statements

Strategic Income Portfolio as of April 30, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease)                        Six Months Ended    Year Ended
in Net Assets                              April 30, 1997      October 31, 1996
--------------------------------------------------------------------------------
From operations --
      Net investment income                   $  5,445,454       $ 11,982,292
      Net realized gain on investments           5,550,950          9,573,199
      Net change in unrealized
           appreciation (depreciation)
           of investments                       (2,022,225)         3,820,588
--------------------------------------------------------------------------------
Net increase in net assets
      from operations                         $  8,974,179       $ 25,376,079
--------------------------------------------------------------------------------
Capital transactions --
      Contributions                           $  9,999,692       $ 10,557,996
      Withdrawals                              (20,945,572)       (56,110,565)
--------------------------------------------------------------------------------
Net decrease in net assets from
      capital transactions                    $(10,945,880)      $(45,552,569)
--------------------------------------------------------------------------------

Total decrease in net assets                  $ (1,971,701)      $(20,176,490)
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of period                        $132,406,799       $152,583,289
--------------------------------------------------------------------------------
At end of period                              $130,435,098       $132,406,799
--------------------------------------------------------------------------------

                       See notes to financial statements

Strategic Income Portfolio as of April 30, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                                                     Year Ended October 31,
                                                  Six Months Ended       ------------------------------------------------
                                                    April 30, 1997          1996              1995               1994*
--------------------------------------------------------------------------------------------------------------------------


Ratios to average daily net assets
--------------------------------------------------------------------------------------------------------------------------
Expenses                                                 0.88%+             0.86%             0.84%              0.82%+
Net investment income                                    8.24%+             8.62%             9.08%              8.41%+
Portfolio Turnover                                         26%                71%               78%                71%
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)             $130,435           $132,407          $152,583           $236,469
--------------------------------------------------------------------------------------------------------------------------

+ Annualized.
* For the period from the start of business, March 1, 1994, to October 31, 1994.


                       See notes to financial statements

Strategic Income Portfolio as of April 30, 1997

NOTES TO FINANCIAL STATEMENTS



1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  Strategic Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York in 1992, seeks to provide a high level of income by investing in a global portfolio consisting primarily of high grade debt securities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuation -- Debt securities (other than mortgage-backed, "pass-through," securities and short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Mortgage backed, "pass-through," securities are valued using a matrix pricing system which takes into account yield differentials, anticipated prepayments and interest rates. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement price. Short-term obligations and money-market securities maturing in sixty days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

  B Income -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of discount when required for federal income tax purposes.

  C Gains and Losses From Investment Transactions -- Realized gains and losses from investment transactions are recorded on the basis of identified cost. For book purposes, gains and losses are not recognized until disposition. For federal tax purposes, the Portfolio is subject to special tax rules that may affect the amount, timing and character of gains recognized on certain of the Portfolio's investments. The Portfolio has elected, under Section 1092 of the Internal Revenue Code (the Code), to utilize mixed straddle accounting for certain designated classes of activities involving domestic options and domestic financial futures contracts in determining recognized gains and losses. Under this method, Section 1256 positions (financial futures contracts and options on investments or financial futures contracts) and non-Section 1256 positions (bonds, etc.) are marked-to-market on a daily basis resulting in the recognition of taxable gains and losses on a daily basis. Such gains or losses are categorized as short-term or long-term based on aggregation rules provided in the Code.

  D Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

  E Financial Futures Contracts -- Upon entering into a financial futures contract, the Portfolio is required to deposit an amount ("initial margin"), either in cash or securities, equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("variation margin") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

  F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments.

Strategic Income Portfolio as of April 30, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D

  That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

  G Written Options -- The Portfolio may write call or put options for which premiums are received and are recorded as liabilities, and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the securities underlying the written option.

  H Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

  I Reverse Repurchase Agreements -- The Portfolio may enter into reverse repurchase agreements. Under such an agreement, the Portfolio temporarily transfers possession, but not ownership, of a security to a counterparty, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed-upon price and time in the future. The Portfolio may enter into reverse repurchase agreements for temporary purposes, such as to fund withdrawals, or for use as hedging instruments where the underlying security is denominated in a foreign currency. As a form of leverage, reverse repurchase agreements may increase the risk of fluctuation in the market value of the Portfolio's assets or in its yield. Liabilities to counterparties under reverse repurchase agreements are recognized in the Statement of Assets and Liabilities at the same time at which cash is received by the Portfolio. The securities underlying such agreements continue to be treated as owned by the Portfolio and remain in the Portfolio of investments. Interest charged on amounts borrowed by the Portfolio under reverse repurchase agreements is accrued daily and offset against interest income for financial statement purposes.

  J Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

  K Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expenses on the Statement of Operations.

  L Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

  M Other -- Investment transactions are accounted for on a trade date basis.


2 Investment Adviser Fee and Other Transactions with Affiliates
  ------------------------------------------------------------------------------
  The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of investments). Such percentages are reduced as average daily net assets exceed certain levels. For the six months ended April 30, 1997, the fee was equivalent to 0.53% (annualized) of the Portfolio's average net assets for such period and amounted to $348,842. An administration fee, computed at an effective annual rate of 0.15% of average daily net assets was also paid to BMR for administrative services and office facilities. Such fee amounted to $99,129 for the six months ended April 30, 1997.

  Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio

Strategic Income Portfolio as of April 30, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D

  that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For six months ended April 30, 1997, no significant amounts have been deferred. Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations.


3 Line of Credit
  ------------------------------------------------------------------------------
  The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $120 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at the bank's base rate or an amount above either the bank's adjusted certificate of deposit rate, a Eurodollar rate or a federal funds effective rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.


4 Investment Transactions
  ------------------------------------------------------------------------------
  The Portfolio invests primarily in foreign government and U.S. Government debt securities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or country. The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt securities than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers. At April 30, 1997, the Portfolio had invested approximately 18% of its net assets or approximately $23,515,000 in high yield securities. Purchases and sales of investments, other than short-term obligations, for the six months ended April 30, 1997 were as follows:


  Purchases
  ------------------------------------------------------------------------------
  Investments (non-U.S. Government)                                $ 31,149,916
  U.S. Government Securities                                         16,845,338
  ------------------------------------------------------------------------------

                                                                   $ 47,995,254
  ------------------------------------------------------------------------------

  Sales
  ------------------------------------------------------------------------------
  Investments (non-U.S. Government)                                $ 49,898,608
  U.S. Government Securities                                                  -
  ------------------------------------------------------------------------------

                                                                   $ 49,898,608
  ------------------------------------------------------------------------------

5 Financial Instruments
  ------------------------------------------------------------------------------
  The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  A summary of obligations under these financial instruments at April 30, 1997 is as follows:


  Forward Foreign Currency Exchange Contracts

  Sales
  ------------------------------------------------------------------------------
                                                                 Net Unrealized
  Settlement                        In Exchange For              Appreciation
  Date       Deliver                (in U.S. dollars)            (Depreciation)
  ------------------------------------------------------------------------------
  7/1/97     Australian Dollar
             4,000,000                 $ 3,129,200                  $    4,461

  11/5/97-   Belgian Franc
  11/17/97   721,805,951                23,745,222                   3,275,994

  5/5/97     Czech Koruna
             63,360,188                  2,036,729                      (5,457)

  5/2/97     Deutsche Mark
             15,385,467                  8,904,459                      32,174

  5/19/97    British Pound Sterling
             4,000,000                   6,488,600                       3,777

  7/24/97    Irish Punt
             4,140,000                   6,450,120                     257,146

  Strategic Income Portfolio as of April 30, 1997

  NOTES TO FINANCIAL STATEMENTS CONT'D

  Forward Foreign Currency Exchange Contracts (continued)

  Sales
  ------------------------------------------------------------------------------
                                                                 Net Unrealized
  Settlement                        In Exchange For              Appreciation
  Date       Deliver                (in U.S. dollars)            (Depreciation)
  ------------------------------------------------------------------------------
  6/3/97-     Japanese Yen
  6/27/97     643,870,496                         5,324,981             214,515
  7/23/97     Republic of Korea Won
              2,206,250,000                       2,515,678                  --
  8/1/97      New Zealand Dollar
              6,848,378                           4,739,078               3,835
  ------------------------------------------------------------------------------
                                                $63,334,067          $3,786,445
  ------------------------------------------------------------------------------


  Purchases
  ------------------------------------------------------------------------------
                                                                 Net Unrealized
  Settlement                                Deliver              Appreciation
  Date        In Exchange For               (in U.S. dollars)    (Depreciation)
  ------------------------------------------------------------------------------
  5/2/97 -    Deutsche Mark
  5/9/97      30,210,467                    $17,487,877          $  (62,270)
  5/19/97     British Pound Sterling
              4,000,000                       6,554,400             (69,577)
  5/6/97-     Indonesian Rupiah
  12/17/97    23,301,750,000                  9,476,156             (70,122)
  7/18/97     Indian Rupee
              126,525,000                     3,500,000              13,835
  7/23/97     Republic of Korea Won
              2,206,250,000                   2,500,000              15,678
  5/1/97      New Zealand Dollar
              6,848,378                       4,751,952              (3,773)
  5/19/97     Philippine Peso
              53,156,000                      2,000,000              10,994
  ------------------------------------------------------------------------------
                                            $46,270,385         $  (165,235)
  ------------------------------------------------------------------------------


  Futures Contracts
  ------------------------------------------------------------------------------
                                                                Net Unrealized
  Expiration                                                    Appreciation
  Date         Contracts                       Position         (Depreciation)
  ------------------------------------------------------------------------------
  6/97         17 US Treasury
               Bond Futures                    Short                 $  (14,442)
  6/97         59 Canadian 10 year
               Bond Futures                    Long                    (133,715)
  6/97         77 German 10 Year
               Bond Futures                    Long                     (94,621)
  6/97         62 French 10 Year
               Bond Futures                    Short                     25,970
  6/97         6 Japanese 10 year
               Bond Futures                    Short                     13,806
  6/97         27 Italian 10 year
               Bond Futures                    Short                    (12,854)
  ------------------------------------------------------------------------------
                                                                     $ (215,856)
  ------------------------------------------------------------------------------

  At April 30, 1997, the Portfolio had sufficient cash and/or securities to cover potential obligations arising from open futures and forward contracts, as well as margin requirements on open futures contracts.


6 Federal Income Tax Basis of Investments (Unaudited)
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in value of the investments owned at April 30, 1997, as computed on a federal income tax basis, were as follows:

  Aggregate cost                                                $   125,712,579
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                 $     3,010,721

  Gross unrealized depreciation                                        (616,282)
  ------------------------------------------------------------------------------

  Net unrealized appreciation                                   $     2,394,439
  ------------------------------------------------------------------------------

Strategic Income Portfolio as of April 30, 1997

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees and Shareholders
of Strategic Income Portfolio
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Strategic Income Portfolio (the Portfolio) as of April 30, 1997, the related statement of operations for the six month period then ended, the statement of changes in net assets for the six months ended April 30, 1997 and the year ended October 31, 1996, and the supplementary data for the six months ended April 30, 1997, each of the two years ended October 31, 1996, and for the period from March 1, 1994 (start of business) to October 31, 1994. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of the Portfolio, as of April 30, 1997, the results of its operations for the six month period then ended, the changes in its net assets for the six months ended April 30, 1997 and the year ended October 31, 1996, and the supplementary data for the six months ended April 30, 1997, each of the two years ended October 31, 1996, and for the period from March 1, 1994 (start of business) to October 31, 1994, in conformity with generally accepted accounting principles.



                                    COOPERS & LYBRAND LLP
                                    Boston, Massachusetts
                                    June 2, 1997

EV Marathon Strategic Income Fund as of April 30, 1997

INVESTMENT MANAGEMENT


EV Marathon Strategic Income Fund

        Officers
        M. Dozier Gardner
        President and Trustee

        James B. Hawkes
        Vice President and Trustee

        William H. Ahern, Jr.
        Vice President

        Michael B. Terry
        Vice President

        James L. O'Connor
        Treasurer

        Thomas Otis
        Secretary

        Independent Trustees
        Donald R. Dwight
        President, Dwight Partners, Inc.
        Chairman, Newspapers of New England, Inc.

        Samuel L. Hayes, III
        Jacob H. Schiff Professor of Investment
        Banking, Harvard University Graduate School of
        Business Administration

        Norton H. Reamer
        President and Director, United Asset
        Management Corporation

        John L. Thorndike
        Formerly Director, Fiduciary Company Incorporated

        Jack L. Treynor
        Investment Adviser and Consultant


Strategic Income Portfolio

        Officers
        James B. Hawkes
        President and Trustee

        Mark S. Venezia
        Vice President

        James L. O'Connor
        Treasurer

        Thomas Otis
        Secretary

        Independent Trustees
        Donald R. Dwight
        President, Dwight Partners, Inc.
        Chairman, Newspapers of New England, Inc.

        Samuel L. Hayes, III
        Jacob H. Schiff Professor of Investment
        Banking, Harvard University Graduate School of
        Business Administration

        Norton H. Reamer
        President and Director, United Asset
        Management Corporation

        John L. Thorndike
        Formerly Director, Fiduciary Company Incorporated

        Jack L. Treynor
        Investment Adviser and Consultant

Investment Adviser of
Strategic Income Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110

Administrator of EV Marathon
Strategic Income Fund
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

Transfer and Dividend Disbursing Agent
First Data Investor Services Group, Inc.
Attention: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123

Independent Accountants
Coopers & Lybrand LLP
One Post Office Square
Boston, MA 02109



EV Marathon Strategic Income Fund
24 Federal Street
Boston, MA 02110



--------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
                                                                    M-SGSRC-6/97